Summary of Significant Accounting Policies - Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Liabilities
Warrant liability	$ 6,384	$ 7,335
Money Market
Assets
Cash equivalents—money market	747,078	827,118	$ 73,005
Restricted cash equivalents—money market		4,100	4,144
Level 1
Liabilities
Warrant liability	0	0
Level 1 | Money Market
Assets
Cash equivalents—money market	747,078	827,118	73,005
Restricted cash equivalents—money market		4,100	4,144
Level 2
Liabilities
Warrant liability	0	0
Level 2 | Money Market
Assets
Cash equivalents—money market	0	0	0
Restricted cash equivalents—money market		0	0
Level 3
Liabilities
Warrant liability	6,384	7,335
Level 3 | Money Market
Assets
Cash equivalents—money market	$ 0	0	0
Restricted cash equivalents—money market		$ 0	$ 0